Property and Equipment (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [Line Items]
Loss on disposal of equipment	$ 24,961	$ 0	$ 0
Vehicles transferred from property and equipment to finished goods inventory		$ 593,320
Vehicles transferred from inventory to property and equipment			$ 874,278